Finance Costs (Summary of Finance Costs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance costs [Line Items]
Total Finance costs	$ 720	$ 793
Interest expense	765	797
Borrowing costs capitalized to property, plant and equipment	82	71
Interest income	(28)	(35)
Other Finance Costs	11	64
Unwinding of discount on asset retirement obligations	49	33
Interest expense (income), net defined benefit liability (asset)	5	5
Short-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	223	303
Long term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	479	446
Lease Liabilities [Member]
Disclosure of finance costs [Line Items]
Interest expense	$ 63	$ 48